UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2018

Semiannual Report

to Shareholders

DWS RREEF Global Infrastructure Fund

(formerly Deutsche Global Infrastructure Fund)

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets

18	Financial Highlights
24	Notes to Financial Statements
35	Information About Your Fund’s Expenses
37	Advisory Agreement Board Considerations and Fee Evaluation
42	Account Management Resources
44	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS RREEF Global Infrastructure Fund

Letter to Shareholders

Dear Shareholder:

As you know, we as Deutsche Asset Management adopted our existing European brand, DWS, globally, earlier this year. In connection with that change, “DWS” will now replace “Deutsche” in most of our open-end mutual fund names, including share classes for certain money market funds which previously included the “Deutsche” in their names.

Building on more than 60 years of experience and a reputation for excellence in Germany and across Europe, DWS is known for the values that we see as core elements to our investors’ success: Excellence, Entrepreneurship, Sustainability and Integrity. We aim to demonstrate these qualities in all that we do.

Please remember that, as part of this name change, our website also has a new address: DWS.com. For your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. As always, we invite you to visit us online frequently to access the most current insights from our CIO, economists and investment specialists.

Thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions for many years to come.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS RREEF Global Infrastructure Fund	|	3

Performance Summary	June 30, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
Unadjusted for Sales Charge	–3.23%	–0.11%	5.93%	6.73%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–8.79%	–5.85%	4.68%	6.10%
MSCI World Index†	0.43%	11.09%	9.94%	6.26%
Dow Jones Brookfield Global Infrastructure Index††	–1.30%	2.48%	7.14%	7.62%

Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
Unadjusted for Sales Charge	–3.18%	–0.06%	5.89%	6.67%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–5.60%	–2.56%	5.36%	6.40%
MSCI World Index†	0.43%	11.09%	9.94%	6.26%
Dow Jones Brookfield Global Infrastructure Index††	–1.30%	2.48%	7.14%	7.62%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
Unadjusted for Sales Charge	–3.57%	–0.81%	5.14%	5.92%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–4.53%	0.81%	5.14%	5.92%
MSCI World Index†	0.43%	11.09%	9.94%	6.26%
Dow Jones Brookfield Global Infrastructure Index††	–1.30%	2.48%	7.14%	7.62%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 6/30/18
No Sales Charges		–3.06%	0.26%	0.85%
MSCI World Index†		0.43%	11.09%	7.00%
Dow Jones Brookfield Global Infrastructure Index††		–1.30%	2.48%	1.13%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
No Sales Charges	–3.14%	0.05%	6.13%	6.94%
MSCI World Index†	0.43%	11.09%	9.94%	6.26%
Dow Jones Brookfield Global Infrastructure Index††	–1.30%	2.48%	7.14%	7.62%

4	|	DWS RREEF Global Infrastructure Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/18
No Sales Charges	–3.11%	0.17%	6.23%	7.02%
MSCI World Index†	0.43%	11.09%	9.94%	6.26%
Dow Jones Brookfield Global Infrastructure Index††	–1.30%	2.48%	7.14%	7.62%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 1.40%, 1.36%, 2.15%, 1.04%, 1.19%, and 1.13% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of DWS RREEF Global Infrastructure Fund during such periods and have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS RREEF Global Infrastructure Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on August 25, 2014.

†

The Morgan Stanley Capital International (MSCI) World Index captures large and mid cap representation across 23 Developed Markets countries. With 1,653 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

††

The Dow Jones Brookfield Global Infrastructure Index measures the stock performance of companies that exhibit strong infrastructure characteristics. Index components are required to have more than 70% of cash flows derived from infrastructure lines of business.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Net Asset Value
6/30/18	$14.42	$14.42	$14.24	$14.37	$14.36	$14.35
12/31/17	$15.03	$15.04	$14.85	$14.99	$14.97	$14.97
Distribution Information as of 6/30/18
Income Dividends, Six Months	$.12	$.13	$.07	$.15	$.14	$.14

6	|	DWS RREEF Global Infrastructure Fund

Portfolio Management Team

John W. Vojticek, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2008.

–	Joined DWS in 2004; previously worked as Principal at KG Redding and Associates, March 2004-September 2004; and previously Managing Director of Deutsche Asset Management from 1996-March 2004.

–	Head and Chief Investment Officer of Liquid Real Assets for DWS.

–	BS in Business Administration, University of Southern California.

Francis X. Greywitt III, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2008.

–	Joined DWS in 2005; previously has worked as a REIT analyst with KeyBanc Capital Markets covering the office sector.

–	Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.

–	Investment industry experience began in 1999.

–	BBA, St. Bonaventure University; MBA, University of Chicago.

Manoj H. Patel, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2011.

–	Joined DWS in 2011; previously worked as a Director and Portfolio Manager of infrastructure securities funds at Brookfield Investment Management.

–	Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.

–	Investment industry experience began in 2002.

–	BS, Indiana University-Bloomington.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/18	12/31/17
Common Stocks	95%	95%
Master Limited Partnerships	2%	3%
Infrastructure Investment Trusts	2%	1%
Cash Equivalents	1%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17
Utilities	34%	32%
Energy	31%	31%
Industrials	17%	22%
Real Estate	13%	13%
Telecommunication Services	2%	1%
Consumer Discretionary	2%	—
Financials	1%	1%
	100%	100%

DWS RREEF Global Infrastructure Fund	|	7

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/18	12/31/17

United States	46%	48%
Canada	16%	13%
United Kingdom	8%	8%
France	8%	7%
Spain	7%	5%
Australia	4%	5%
Hong Kong	3%	3%
Japan	2%	2%
India	2%	2%
Other	4%	7%
	100%	100%

Ten Largest Equity Holdings at June 30, 2018 (49.4% of Net Assets)		Country	Percent
1	Enbridge, Inc.	Canada	7.6%
	Provides energy transportation, distribution, and related services
2	American Tower Corp.	United States	6.6%
	Operator and developer of wireless communications and broadcast towers
3	Crown Castle International Corp.	United States	6.4%
	Provider of wireless infrastructure
4	TransCanada Corp.	Canada	6.2%
	Focused on natural gas transmission and power services
5	Ferrovial SA	Spain	4.2%
	Operator and industrial company in a range of sectors including construction, airport, toll road, and municipal services
6	Kinder Morgan, Inc.	United States	4.0%
	Operator of natural gas and products pipelines
7	National Grid PLC	United Kingdom	3.9%
	Investor owned utility company which distributes gas
8	VINCI SA	France	3.7%
	Builds roads, offers electrical, mechanical and civil engineering and construction services
9	Sempra Energy	United States	3.6%
	Provider of electric and natural gas products and services
10	Cheniere Energy, Inc.	United States	3.2%
	Develops liquefied natural gas terminals

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 42 for contact information.

8	|	DWS RREEF Global Infrastructure Fund

Investment Portfolio	as of June 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 95.2%
Argentina 0.4%
Corp. America Airports SA* (Cost $19,434,570)	1,143,210	9,648,692

Australia 4.0%
APA Group (Units)	2,751,180	20,058,135
Atlas Arteria Ltd. (Units)	7,940,825	37,880,672
Sydney Airport (Units)	6,838,657	36,284,439

(Cost $85,065,872)		94,223,246

Canada 15.6%
Enbridge, Inc.	4,924,611	176,059,573
Keyera Corp.	1,501,180	41,770,178
TransCanada Corp.	3,361,896	145,456,695

(Cost $335,188,735)		363,286,446

China 0.8%
ENN Energy Holdings Ltd. (Cost $8,886,258)	1,783,240	17,622,989

France 7.4%
Aeroports de Paris	78,620	17,771,994
Eutelsat Communications SA	1,645,123	34,146,766
Getlink SE	2,547,275	34,909,466
VINCI SA	898,586	86,288,247

(Cost $149,681,333)		173,116,473

Hong Kong 2.9%
Beijing Enterprises Holdings Ltd.	2,093,700	10,203,676
Hong Kong & China Gas Co., Ltd.	29,860,151	57,062,948

(Cost $57,720,829)		67,266,624

Indonesia 0.4%
Sarana Menara Nusantara Tbk PT (Cost $12,753,218)	210,309,946	9,131,128

Italy 0.9%
Snam Rete Gas SpA	704,008	2,939,642
Terna Rete Elettrica Nazionale SpA (a)	3,182,778	17,177,927

(Cost $21,460,474)		20,117,569

Japan 2.4%
Japan Airport Terminal Co., Ltd.	837,600	39,276,838
Tokyo Gas Co., Ltd.	616,160	16,368,568

(Cost $45,799,106)		55,645,406

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	9

	Shares	Value ($)
Mexico 0.7%
Infraestructura Energetica Nova SAB de CV (Cost $13,525,700)	3,530,862	15,824,676

Netherlands 0.9%
Koninklijke Vopak NV (Cost $21,357,914)	468,541	21,597,794

New Zealand 0.5%
Auckland International Airport Ltd. (Cost $12,472,524)	2,746,670	12,619,484

Spain 7.2%
Cellnex Telecom SA 144A	1,976,962	49,762,618
Ferrovial SA	4,823,601	98,711,014
Red Electrica Corp. SA	993,501	20,212,319

(Cost $155,501,824)		168,685,951

United Kingdom 7.7%
National Grid PLC	8,173,303	90,470,856
Severn Trent PLC	1,966,213	51,298,501
United Utilities Group PLC	3,875,697	38,968,652

(Cost $203,167,855)		180,738,009

United States 43.4%
Ameren Corp.	477,760	29,071,696
American Tower Corp. (REIT)	1,072,196	154,578,497
American Water Works Co., Inc.	865,760	73,918,589
Cheniere Energy, Inc.*	1,144,377	74,601,937
Consolidated Edison, Inc.	625,597	48,784,054
Crown Castle International Corp. (REIT)	1,390,253	149,897,078
Edison International	804,259	50,885,467
Evergy, Inc.	506,250	28,425,901
Kinder Morgan, Inc.	5,288,615	93,449,827
NiSource, Inc.	2,765,177	72,668,852
ONEOK, Inc.	996,508	69,586,154
PG&E Corp.	1,237,048	52,648,763
Sempra Energy	717,068	83,258,766
SJW Group	63,005	4,172,191
Targa Resources Corp.	531,213	26,289,731

(Cost $763,409,700)		1,012,237,503
Total Common Stocks (Cost $1,905,425,912)		2,221,761,990

Master Limited Partnerships 2.4%
United States
Enbridge Energy Partners LP	319,860	3,496,070
Enterprise Products Partners LP	1,119,320	30,971,584

The accompanying notes are an integral part of the financial statements.

10	|	DWS RREEF Global Infrastructure Fund

	Shares	Value ($)
Fairway Energy LP (Units), 144A* (b)	6,190,000	21,850,700

Total Master Limited Partnerships (Cost $97,751,106)		56,318,354

Infrastructure Investment Trusts 1.6%
India
India Grid Trust (Units), 144A	15,553,944	22,002,785
IRB InvIT Fund (Units), 144A	13,320,000	15,408,587

Infrastructure Investment Trusts (Cost $44,963,798)		37,411,372

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (c) (d) (Cost $17,851,604)	17,851,604	17,851,604

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 1.85% (c) (Cost $17,695,612)	17,695,612	17,695,612

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,083,688,032)	100.8	2,351,038,932
Other Assets and Liabilities, Net	(0.8)	(18,604,261)

Net Assets	100.0	2,332,434,671

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Reali- zed Gain/ (Loss) ($)	Net Change in Unreal ized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.80% (c) (d)
76,751,142	—	58,899,538	—	—	326,128	—	17,851,604	17,851,604
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 1.85% (c)
19,327,198	355,102,264	356,733,850	—	—	54,386	—	17,695,612	17,695,612
96,078,340	355,102,264	415,633,388	—	—	380,514	—	35,547,216	35,547,216

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	11

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $17,004,484, which is 0.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$9,648,692	$—	$—	$9,648,692
Australia	—	94,223,246	—	94,223,246
Canada	363,286,446	—	—	363,286,446
China	—	17,622,989	—	17,622,989
France	—	173,116,473	—	173,116,473
Hong Kong	—	67,266,624	—	67,266,624
Indonesia	—	9,131,128	—	9,131,128
Italy	—	20,117,569	—	20,117,569
Japan	—	55,645,406	—	55,645,406
Mexico	15,824,676	—	—	15,824,676
Netherlands	—	21,597,794	—	21,597,794
New Zealand	—	12,619,484	—	12,619,484
Spain	—	168,685,951	—	168,685,951
United Kingdom	—	180,738,009	—	180,738,009
United States	1,012,237,503	—	—	1,012,237,503
Master Limited Partnerships	34,467,654	—	21,850,700	56,318,354
Infrastructure Investment Trusts	—	37,411,372	—	37,411,372
Short-Term Investments (e)	35,547,216	—	—	35,547,216
Total	$1,471,012,187	$858,176,045	$21,850,700	$2,351,038,932

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

12	|	DWS RREEF Global Infrastructure Fund

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments, for which significant unobservable inputs were used in determining value:

Master Limited Partnership
Balance as of December 31, 2017	49,598,143
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(27,747,443)
Amortization of premium/accretion of discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of June 30, 2018	21,850,700
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018	(27,747,443)

Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 6/30/18	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Master Limited Partnership:
Crude Oil & Refined Products	$21,850,700	Discounted Cash Flow Methodology	WACC (weighted average cost of capital)	9.32%

			Terminal Growth Rate	2.02%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the WACC (weighted average cost of capital), terminal growth rate, and cash flows. A significant change in any of these three variables could result in a material change in the fair value measurement.

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	13

Statement of Assets and Liabilities

as of June 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $2,048,140,816) — including $17,004,484 of securities loaned	$2,315,491,716
Investment in DWS Government & Agency Securities Portfolio (cost $17,851,604)*	17,851,604
Investment in DWS Central Cash Management Government Fund (cost $17,695,612)	17,695,612
Cash	5
Foreign currency, at value (cost $3,685,160)	3,671,922
Receivable for investments sold	12,525,600
Receivable for Fund shares sold	1,224,663
Dividends receivable	12,055,628
Interest receivable	38,796
Foreign taxes recoverable	307,287
Other assets	107,606
Total assets	2,380,970,439

Liabilities
Payable upon return of securities loaned	17,851,604
Payable for investments purchased	17,103,173
Payable for Fund shares redeemed	9,584,716
Accrued management fee	1,719,615
Accrued Directors’ fees	47,322
Other accrued expenses and payables	2,229,338
Total liabilities	48,535,768
Net assets, at value	$2,332,434,671

Net Assets Consist of
Undistributed net investment income	44,232,442
Net unrealized appreciation (depreciation) on:
Investments	267,350,900
Foreign currency	(77,017)
Accumulated net realized gain (loss)	(159,474,735)
Paid-in capital	2,180,403,081
Net assets, at value	$2,332,434,671

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

14	|	DWS RREEF Global Infrastructure Fund

Statement of Assets and Liabilities as of June 30, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($387,093,598 ÷ 26,845,578 outstanding shares of capital stock, $.01 par value, 350,000,000 shares authorized)	$14.42
Maximum offering price per share (100 ÷ 94.25 of $14.42)	$15.30
Class T
Net Asset Value, and redemption price per share ($25,033 ÷ 1,735.5 outstanding shares of capital stock, $.01 par value, 50,000,000 shares authorized)	$14.42
Maximum offering price per share (100 ÷ 97.50 of $14.42)	$14.79
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($387,004,227 ÷ 27,170,408 outstanding shares of capital stock, $.01 par value, 200,000,000 shares authorized)	$14.24
Class R6
Net Asset Value, offering and redemption price per share ($2,488,583 ÷ 173,141 outstanding shares of capital stock, $.01 par value, 50,000,000 shares authorized)	$14.37
Class S
Net Asset Value, offering and redemption price per share ($990,167,165 ÷ 68,957,240 outstanding shares of capital stock, $.01 par value, 500,000,000 shares authorized)	$14.36
Institutional Class
Net Asset Value, offering and redemption price per share ($565,656,065 ÷ 39,409,394 outstanding shares of capital stock, $.01 par value, 250,000,000 shares authorized)	$14.35

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	15

Statement of Operations

for the six months ended June 30, 2018 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $2,047,866)	$50,784,572
Income distributions — DWS Central Cash Management Government Fund	54,386
Securities lending income, net of borrower rebates	326,128
Total income	51,165,086
Expenses:
Management fee	12,078,441
Administration fee	1,352,057
Services to shareholders	2,123,011
Distribution and service fees	2,715,513
Custodian fee	227,899
Professional fees	72,521
Reports to shareholders	138,139
Registration fees	59,460
Directors’ fees and expenses	79,273
Other	102,019
Total expenses before expense reductions	18,948,333
Expense reductions	(146,100)
Total expenses after expense reductions	18,802,233
Net investment income	32,362,853

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	23,081,186
Foreign currency	(117,030)
22,964,156
Change in net unrealized appreciation (depreciation) on:
Investments	(171,853,834)
Foreign currency	(114,209)
(171,968,043)
Net gain (loss)	(149,003,887)
Net increase (decrease) in net assets resulting from operations	$(116,641,034)

The accompanying notes are an integral part of the financial statements.

16	|	DWS RREEF Global Infrastructure Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	$32,362,853	$75,880,376
Net realized gain (loss)	22,964,156	154,596,477
Change in net unrealized appreciation (depreciation)	(171,968,043)	210,329,762
Net increase (decrease) in net assets resulting from operations	(116,641,034)	440,806,615
Distributions to shareholders from:
Net investment income:
Class A	(3,431,719)	(10,249,368)
Class T	(185)	(156)*
Class C	(1,941,686)	(5,950,318)
Class R6	(25,843)	(56,482)
Class S	(10,318,836)	(33,973,771)
Institutional Class	(5,770,675)	(14,866,771)
Total distributions	(21,488,944)	(65,096,866)
Fund share transactions:
Proceeds from shares sold	243,400,856	1,151,281,164
Reinvestment of distributions	18,810,449	57,530,123
Payments for shares redeemed	(1,050,031,507)	(1,795,941,553)
Redemption fees	—	581
Net increase (decrease) in net assets from Fund share transactions	(787,820,202)	(587,129,685)
Increase (decrease) in net assets	(925,950,180)	(211,419,936)
Net assets at beginning of period	3,258,384,851	3,469,804,787
Net assets at end of period (including undistributed net investment income of $44,232,442 and $33,358,533, respectively)	$2,332,434,671	$3,258,384,851

*	For the period from June 5, 2017 (commencement of operations of Class T) to December 31, 2017.

The accompanying notes are an integral part of the financial statements.

DWS RREEF Global Infrastructure Fund	|	17

Financial Highlights

	Six Months Ended 6/30/18		Years Ended December 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$15.03		$13.52	$12.63	$14.97	$13.43	$11.84
Income (loss) from investment operations:
Net investment income[a]	.17		.28	.23	.20	.20	.22
Net realized and unrealized gain (loss)	(.66)		1.50	.80	(2.35)	2.20	1.90
Total from investment operations	(.49)		1.78	1.03	(2.15)	2.40	2.12
Less distributions from:
Net investment income	(.12)		(.27)	(.14)	(.17)	(.17)	(.19)
Net realized gains	—		—	—	(.02)	(.69)	(.34)
Total distributions	(.12)		(.27)	(.14)	(.19)	(.86)	(.53)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$14.42		$15.03	$13.52	$12.63	$14.97	$13.43
Total Return (%)[b]	(3.23	)c**	13.23	8.11	(14.40)	17.95	18.19 [c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	387		511	901	1,077	1,615	820
Ratio of expenses before expense reductions (%)	1.44	*	1.40	1.39	1.38	1.37	1.42
Ratio of expenses after expense reductions (%)	1.40	*	1.40	1.39	1.38	1.37	1.41
Ratio of net investment income (%)	2.42	*	1.95	1.70	1.39	1.37	1.74
Portfolio turnover rate (%)	43	**	68	86	136	114	132

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

18	|	DWS RREEF Global Infrastructure Fund

	Six Months Ended 6/30/18		Period Ended
Class T	(Unaudited)		12/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$15.04		$15.08
Income (loss) from investment operations:
Net investment income[b]	.24		.15
Net realized and unrealized gain (loss)	(.73)		.04
Total from investment operations	(.49)		.19
Less distributions from:
Net investment income	(.13)		(.23)
Net asset value, end of period	$14.42		$15.04
Total Return (%)[c]	(3.18	)**	1.31	d**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	25		10
Ratio of expenses before expense reductions (%)	1.36	*	1.36	*
Ratio of expenses after expense reductions (%)	1.36	*	1.32	*
Ratio of net investment income (%)	3.39	*	1.75	*
Portfolio turnover rate (%)	43	**	68	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to December 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

*	Annualized

**	Not annualized

DWS RREEF Global Infrastructure Fund	|	19

	Six Months Ended 6/30/18		Years Ended December 31,
Class C	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$14.85		$13.35	$12.52	$14.88	$13.40	$11.86
Income (loss) from investment operations:
Net investment income[a]	.12		.20	.13	.09	.09	.13
Net realized and unrealized gain (loss)	(.66)		1.46	.78	(2.32)	2.19	1.88
Total from investment operations	(.54)		1.66	.91	(2.23)	2.28	2.01
Less distributions from:
Net investment income	(.07)		(.16)	(.08)	(.11)	(.11)	(.13)
Net realized gains	—		—	—	(.02)	(.69)	(.34)
Total distributions	(.07)		(.16)	(.08)	(.13)	(.80)	(.47)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$14.24		$14.85	$13.35	$12.52	$14.88	$13.40
Total Return (%)[b]	(3.57	)c**	12.45	7.26	(15.01)	17.07	17.21 [c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	387		511	601	694	884	378
Ratio of expenses before expense reductions (%)	2.18	*	2.15	2.15	2.15	2.13	2.19
Ratio of expenses after expense reductions (%)	2.15	*	2.15	2.15	2.15	2.13	2.18
Ratio of net investment income (%)	1.66	*	1.38	.95	.66	.59	1.00
Portfolio turnover rate (%)	43	**	68	86	136	114	132

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

20	|	DWS RREEF Global Infrastructure Fund

	Six Months Ended 6/30/18		Years Ended December 31,				Period Ended
Class R6	(Unaudited)		2017	2016		2015	12/31/14[a]

Selected Per Share Data
Net asset value, beginning of period	$14.99		$13.48	$12.57		$14.91	$15.59
Income (loss) from investment operations:
Net investment income[b]	.20		.37	.31		.29	.15
Net realized and unrealized gain (loss)	(.67)		1.46	.77		(2.40)	(.05)
Total from investment operations	(.47)		1.83	1.08		(2.11)	.10
Less distributions from:
Net investment income	(.15)		(.32)	(.17)		(.21)	(.11)
Net realized gains	—		—	—		(.02)	(.67)
Total distributions	(.15)		(.32)	(.17)		(.23)	(.78)
Redemption fees	—		.00 ***	.00	***	.00 ***	.00	***
Net asset value, end of period	$14.37		$14.99	$13.48		$12.57	$14.91
Total Return (%)	(3.06	)**	13.66	8.58	[c]	(14.22)[c]	.69	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		3	2		1	.1
Ratio of expenses before expense reductions (%)	1.07	*	1.04	1.20		1.51	1.06	*
Ratio of expenses after expense reductions (%)	1.07	*	1.04	1.03		1.15	1.06	*
Ratio of net investment income (%)	2.86	*	2.53	2.26		2.10	3.32	*
Portfolio turnover rate (%)	43	**	68	86		136	114	[d]

[a]	For the period from August 25, 2014 (commencement of operations) to December 31, 2014.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2014.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

DWS RREEF Global Infrastructure Fund	|	21

	Six Months Ended 6/30/18		Years Ended December 31,
Class S	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$14.97		$13.47	$12.58	$14.91	$13.37	$11.80
Income (loss) from investment operations:
Net investment income[a]	.18		.35	.26	.22	.23	.24
Net realized and unrealized gain (loss)	(.65)		1.46	.79	(2.33)	2.19	1.88
Total from investment operations	(.47)		1.81	1.05	(2.11)	2.42	2.12
Less distributions from:
Net investment income	(.14)		(.31)	(.16)	(.20)	(.19)	(.21)
Net realized gains	—		—	—	(.02)	(.69)	(.34)
Total distributions	(.14)		(.31)	(.16)	(.22)	(.88)	(.55)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$14.36		$14.97	$13.47	$12.58	$14.91	$13.37
Total Return (%)	(3.14	)**	13.45	8.33	(14.22)	18.19	18.28 [b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	990		1,533	1,328	1,405	2,483	1,014
Ratio of expenses before expense reductions (%)	1.24	*	1.19	1.18	1.20	1.18	1.25
Ratio of expenses after expense reductions (%)	1.24	*	1.19	1.18	1.20	1.18	1.24
Ratio of net investment income (%)	2.49	*	2.42	1.93	1.55	1.52	1.90
Portfolio turnover rate (%)	43	**	68	86	136	114	132

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

22	|	DWS RREEF Global Infrastructure Fund

	Six Months Ended 6/30/18		Years Ended December 31,
Institutional Class	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$14.97		$13.46	$12.58	$14.90	$13.37	$11.79
Income (loss) from investment operations:
Net investment income[a]	.19		.36	.27	.24	.24	.26
Net realized and unrealized gain (loss)	(.67)		1.46	.79	(2.33)	2.19	1.89
Total from investment operations	(.48)		1.82	1.06	(2.09)	2.43	2.15
Less distributions from:
Net investment income	(.14)		(.31)	(.18)	(.21)	(.21)	(.23)
Net realized gains	—		—	—	(.02)	(.69)	(.34)
Total distributions	(.14)		(.31)	(.18)	(.23)	(.90)	(.57)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$14.35		$14.97	$13.46	$12.58	$14.90	$13.37
Total Return (%)	(3.11	)b**	13.61	8.38	(14.09)	18.26	18.52

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	566		701	638	763	1,070	480
Ratio of expenses before expense reductions (%)	1.15	*	1.13	1.11	1.09	1.09	1.10
Ratio of expenses after expense reductions (%)	1.15	*	1.13	1.11	1.09	1.09	1.10
Ratio of net investment income (%)	2.69	*	2.43	1.97	1.70	1.61	2.01
Portfolio turnover rate (%)	43	**	68	86	136	114	132

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

DWS RREEF Global Infrastructure Fund	|	23

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS RREEF Global Infrastructure Fund (formerly Deutsche Global Infrastructure Fund) (the “Fund”) is a non-diversified series of Deutsche DWS Global/International Fund, Inc. (formerly Deutsche Global/International Fund, Inc.) (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

24	|	DWS RREEF Global Infrastructure Fund

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the

DWS RREEF Global Infrastructure Fund	|	25

security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of June 30, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of June 30, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and

26	|	DWS RREEF Global Infrastructure Fund

liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At December 31, 2017, the Fund had net tax basis capital loss carryforwards of approximately $125,253,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.

At December 31, 2017, the aggregate cost of investments for federal income tax purposes was $2,948,802,610. The net unrealized appreciation for all investments based on tax cost was $382,019,138. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $498,442,182 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $116,423,044.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax return for the prior three years remain open subject to examination by the Internal Revenue Service.

DWS RREEF Global Infrastructure Fund	|	27

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Prior to February 1, 2017, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available.

28	|	DWS RREEF Global Infrastructure Fund

Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $1,160,229,840 and $1,933,206,228, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

RREEF America L.L.C. (“RREEF”), also an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $2 billion of the Fund’s average daily net assets	.900%
Next $2 billion of such net assets	.875%
Next $2 billion of such net assets	.825%
Next $2 billion of such net assets	.775%
Over $8 billion of such net assets	.750%

DWS RREEF Global Infrastructure Fund	|	29

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.89% of the Fund’s average daily net assets.

For the period from January 1, 2018 through April 30, 2018 and for the period from May 1, 2018 through September 30,2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 1.11% and 1.15%, respectively, for Class R6 shares.

For the period from January 1, 2018 through September 30, 2018 (through April 30, 2019 for Class T shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.40%
Class T	1.40%
Class C	2.15%
Class S	1.25%
Class Institutional	1.15%

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$77,276
Class C	65,613
Class Institutional	3,211
$146,100

Administration Fee. Pursuant to an Administration Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administration Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $1,352,057, of which $193,747 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

30	|	DWS RREEF Global Infrastructure Fund

fee it receives from the Fund. For the six months ended June 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2018

Class A	$17,824	$7,346
Class T	11	4
Class C	10,034	4,541
Class R6	254	63
Class S	24,788	11,119
Institutional Class	9,057	3,466
	$61,968	$26,539

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2018
Class C	$1,637,717	$240,822

In addition, DDI provides information and administration services for a fee (“Service Fee”) to Class A, T and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2018	Annualized Rate
Class A	$532,126	$164,234	.25%
Class T	10	7	.15%
Class C	545,660	167,542	.25%
	$1,077,796	$331,783

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2018 aggregated $26,237.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase.

DWS RREEF Global Infrastructure Fund	|	31

There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C shares. For the six months ended June 30, 2018, the CDSC for Class C shares aggregated $17,304. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2018, DDI received $5,490 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,702, of which $9,615 is unpaid.

Directors’ Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR

32	|	DWS RREEF Global Infrastructure Fund

exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2018.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	1,287,486	$18,598,948	6,266,122	$89,840,067
Class T	1,049	15,000	664 *	10,000 *
Class C	413,937	5,923,546	2,234,246	31,946,958
Class R6	13,399	191,865	42,710	620,780
Class S	7,541,191	108,308,504	51,910,424	739,122,858
Institutional Class	7,667,747	110,362,993	19,886,653	289,740,501
		$243,400,856		$1,151,281,164

Shares issued to shareholders in reinvestment of distributions
Class A	224,630	$3,185,510	645,145	$9,543,751
Class T	13	185	10.5 *	156 *
Class C	120,820	1,699,600	352,774	5,174,032
Class R6	1,014	14,327	2,112	31,194
Class S	600,384	8,469,211	1,935,412	28,527,650
Institutional Class	385,726	5,441,616	967,253	14,253,340
		$18,810,449		$57,530,123

Shares redeemed
Class A	(8,655,935)	$(124,625,031)	(39,532,013)	$(562,187,109)
Class C	(7,791,674)	(110,135,440)	(13,139,419)	(189,210,876)
Class R6	(19,044)	(269,559)	(38,644)	(558,671)
Class S	(41,548,183)	(594,453,317)	(50,103,396)	(731,336,192)
Institutional Class	(15,456,392)	(220,548,160)	(21,456,038)	(312,648,705)
		$(1,050,031,507)		$(1,795,941,553)

Redemption fees		$—		$581

DWS RREEF Global Infrastructure Fund	|	33

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
Class A	(7,143,819)	$(102,840,573)	(32,620,746)	$(462,803,162)
Class T	1,062	15,185	674 *	10,156 *
Class C	(7,256,917)	(102,512,294)	(10,552,399)	(152,089,515)
Class R6	(4,631)	(63,367)	6,178	93,307
Class S	(33,406,608)	(477,675,602)	3,742,440	36,314,316
Institutional Class	(7,402,919)	(104,743,551)	(602,132)	(8,654,787)
		$(787,820,202)		$(587,129,685)

*	For the period from June 5, 2017 (commencement of operations of Class T) to December 31, 2017.

F. Global Infrastructure Concentration Risk

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund’s performance. The Fund invests primarily in the securities of infrastructure-related companies, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting infrastructure-related companies. Infrastructure related companies can be affected by various factors, including general or local economic conditions and political developments, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, difficulty in raising capital, costs associated with compliance with changes in regulations, regulation or intervention by various government authorities, including government regulation of rates, inexperience with and potential losses resulting from the deregulation of a particular industry or sector, changes in tax laws, environmental problems, technological changes, surplus capacity, casualty losses, threat of terrorist attacks and changes in interest rates.

G. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche Global Infrastructure Fund was renamed DWS RREEF Global Infrastructure Fund.

34	|	DWS RREEF Global Infrastructure Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, Class C and Institutional Class limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018 to June 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS RREEF Global Infrastructure Fund	|	35

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2018 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$967.70	$968.20	$964.30	$969.40	$968.60	$968.90
Expenses Paid per $1,000*	$6.83	$6.64	$10.47	$5.22	$6.05	$5.61

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/18	$1,017.85	$1,018.05	$1,014.13	$1,019.49	$1,018.65	$1,019.09
Expenses Paid per $1,000*	$7.00	$6.80	$10.74	$5.36	$6.21	$5.76

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
DWS RREEF Global Infrastructure Fund	1.40%	1.36%	2.15%	1.07%	1.24%	1.15%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

36	|	DWS RREEF Global Infrastructure Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors (hereinafter referred to as the “Board” or “Directors”) approved the renewal of Deutsche Global Infrastructure Fund’s (now known as DWS RREEF Global Infrastructure Fund) (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and RREEF America L.L.C. (“RREEF”), an affiliate of DIMA, in September 2017.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others.

DWS RREEF Global Infrastructure Fund	|	37

The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance

38	|	DWS RREEF Global Infrastructure Fund

(Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages an institutional account comparable to the Fund, but that Deutsche AM does not manage any comparable Deutsche Europe funds. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and that such differences made comparison difficult. The Board noted that, in connection with the 2013, 2014 and 2015 contract renewal processes, DIMA agreed to implement new management fee breakpoints.

DWS RREEF Global Infrastructure Fund	|	39

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

40	|	DWS RREEF Global Infrastructure Fund

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS RREEF Global Infrastructure Fund	|	41

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

42	|	DWS RREEF Global Infrastructure Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group. RREEF America L.L.C. (“RREEF”), an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	TOLLX	TOLTX	TOLCX	TOLSX	TOLIX
CUSIP Number	25156A 874	25156A 577	25156A 866	25156A 809	25156A 858
Fund Number	456	1756	756	2156	1456

For shareholders of R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	TOLZX
CUSIP Number	25156A 718
Fund Number	1656

DWS RREEF Global Infrastructure Fund	|	43

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

44	|	DWS RREEF Global Infrastructure Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

DWS RREEF Global Infrastructure Fund	|	45

Notes

Notes

DRGIF-3

(R-028291-7 8/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/29/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/29/2018